Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 28, 2021 (Unaudited)
	Principal
	Amount	Value
Asset Backed Securities - 5.22%
GM Financial Consumer Automobile Receivables Trust 2019-3
A-3, 2.180%, 04/16/2024	$705,309	$715,410
Nissan Auto Receivables 2020-B Owner Trust
2020-B, 0.470%, 10/17/2022	610,107	610,759
Verizon Owner Trust
2019-B, 2.330%, 12/20/2023	2,410,000	2,452,726
TOTAL ASSET BACKED SECURITIES (Cost $3,735,845)		3,778,895

Corporate Bonds - 21.60%
Diversified Banks - 5.67%
Bank of America Corp.
4.244% (3 Month LIBOR USD + 1.814%), 04/24/2038 (a)	790,000	926,893
Citigroup, Inc.
3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (a)	1,154,000	1,303,020
JPMorgan Chase & Co.
4.493% (SOFR + 3.790%), 03/24/2031 (a)	1,587,000	1,874,878
		4,104,791
Health Care Services - 2.53%
CVS Health Corp.
3.250%, 08/15/2029	1,693,000	1,831,002
Home Improvement Retail - 2.76%
The Home Depot, Inc.
5.875%, 12/16/2036	1,402,000	2,000,514
Homebuilding - 1.97%
NVR, Inc.
3.950%, 09/15/2022	1,365,000	1,424,520
Integrated Telecommunication Services - 1.96%
Verizon Communications, Inc.
5.250%, 03/16/2037	1,107,000	1,414,969
Internet & Direct Marketing Retail - 1.02%
Amazon.com, Inc.
0.800%, 06/03/2025	741,000	738,974
Investment Banking & Brokerage - 2.59%
Morgan Stanley
4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (a)	803,000	938,110
The Goldman Sachs Group, Inc.
4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	818,000	939,511
		1,877,621
Regional Banks - 3.10%
BB&T Corp.
3.750%, 12/06/2023	2,058,000	2,240,050
Total Corporate Bonds (Cost $14,936,637)		15,632,441

Mortgage Backed Securities - 18.62%
Fannie Mae Pool
2.500%, 07/01/2023	80,611	84,259
3.000%, 04/01/2032	837,443	883,532
2.000%, 12/01/2035	539,122	561,319
4.000%, 10/01/2048	1,620,626	1,787,720
3.500%, 05/01/2049	816,472	872,887
4.500%, 07/01/2049	1,053,915	1,147,686
2.500%, 01/01/2050	125,222	129,532
2.000%, 09/01/2050	1,729,880	1,744,634

1.500%, 11/01/2050	1,102,161	1,085,396
2.500%, 11/01/2050	345,013	357,746
2.500%, 02/01/2051	1,693,092	1,751,991
Freddie Mac Pool
2.500%, 10/01/2032	712,257	753,147
2.500%, 10/01/2040	463,578	483,785
3.500%, 08/01/2049	421,982	454,090
2.500%, 07/01/2050	1,325,613	1,374,848
TOTAL MORTGAGE BACKED SECURITIES (Cost $13,320,245)		13,472,572

Municipal Bonds - 23.04%
California - 1.45%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	1,047,855
Colorado - 0.70%
Regional Transportation District Sales Tax Revenue
2.337%, 11/01/2036	500,000	502,775
Hawaii - 1.46%
State of Hawaii
2.065%, 08/01/2035	1,045,000	1,056,871
Iowa - 0.29%
Iowa Finance Authority
1.980%, 07/01/2022	205,000	209,104
Maryland - 1.51%
City of Baltimore MD
2.814%, 07/01/2040	1,070,000	1,089,795
New York - 5.27%
Metropolitan Transportation Authority
5.000%, 05/15/2022	1,425,000	1,496,350
6.734%, 11/15/2030	870,000	1,110,451
New York State Dormitory Authority
4.850%, 07/01/2048	1,065,000	1,208,008
		3,814,809
North Carolina - 5.39%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	3,410,000	3,903,495
Ohio - 0.56%
Ohio Housing Finance Agency
2.650%, 11/01/2041	398,000	408,575
Oregon - 1.47%
State of Oregon
3.975%, 05/01/2038	950,000	1,064,047
Texas - 4.94%
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	2,500,000	2,799,750
Texas Transportation Commission
2.562%, 04/01/2042	750,000	773,168
		3,572,918
TOTAL MUNICIPAL BONDS (Cost $15,757,375)		16,670,244

U.S. Government Agency Issues - 3.38%
Ginnie Mae II Pool
3.000%, 08/20/2045	778,138	823,388
3.500%, 03/20/2047	946,494	1,011,383
4.000%, 12/20/2047	564,254	610,307
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,295,248)		2,445,078

U.S. Government Notes/Bonds - 22.95%
United States Treasury Note/Bond
2.875%, 11/15/2021	2,150,000	2,192,483
2.625%, 03/31/2025	3,050,000	3,302,340

1.625%, 09/30/2026	3,273,000	3,401,107
2.750%, 02/15/2028	3,298,000	3,650,860
2.500%, 02/15/2045	2,479,000	2,634,228
1.250%, 05/15/2050	1,795,000	1,425,483
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $15,822,992)		16,606,501
	Shares
Exchange Traded Funds - 3.49%
Vanguard Mortgage-Backed Securities ETF	47,089	2,530,092
Total Exchange Traded Funds (Cost $2,538,408)		2,530,092

Money Market Funds - 2.17%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (b)	1,568,247	1,568,247
Total Money Market Funds (Cost $1,568,247)		1,568,247

Total Investments (Cost $69,974,997) - 100.47%		72,704,070
Liabilities in Excess of Other Assets - (0.47)%		(343,053)
Total Net Assets - 100.00%		$72,361,017

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2021.
(b)	The rate shown represents the seven day yield at February 28, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2021.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$44,581,941	$32,958,562	$-	$77,540,503
Preferred Stock	-	317,490	-	317,490
Real Estate Investment Trusts	2,022,835	-	-	2,022,835
Total Equity Securities	46,604,776	33,276,052	-	79,880,828
Money Market Funds	1,118,889	-	-	1,118,889
Total Investments in Securities	$47,723,665	$33,276,052	$-	$80,999,717

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$3,778,895	$-	$3,778,895
Corporate Bonds	-	15,632,441	-	15,632,441
Exchange-Traded Funds	2,530,092	-	-	2,530,092
Mortgage Backed Securities	-	13,472,572	-	13,472,572
Municipal Bonds	-	16,670,244	-	16,670,244
U.S. Government Notes/Bonds	-	16,606,501	-	16,606,501
U.S. Government Agency Issues	-	2,445,078	-	2,445,078
Total Fixed Income Securities	2,530,092	68,605,731	-	71,135,823
Money Market Funds	1,568,247	-	-	1,568,247
Total Investments in Securities	$4,098,339	$68,605,731	$-	$72,704,070

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$93,436,063	$-	$93,436,063
Total Fixed Income Securities	-	93,436,063	-	93,436,063
Money Market Funds	1,443,685	-	-	1,443,685
Total Investments in Securities	$1,443,685	$93,436,063	$-	$94,879,748

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$47,966,953	$-	$47,966,953
Total Fixed Income Securities	-	47,966,953	-	47,966,953
Money Market Funds	1,448,778	-	-	1,448,778
Total Investments in Securities	$1,448,778	$47,966,953	$-	$49,415,731

The Funds held no Level 3 securities during the period ended February 28, 2021.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2021.